Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total
	Coca-Cola						Lived		Unamortized		Costs and		Systems in						Amortized		Total
	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Development		Alcohol Licenses		Other		Intangible Assets		Intangible Assets
Cost as of January 1,2018	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	7,103	Ps.	1,291	Ps.	1,637	Ps.	3,843	Ps.	13,874	Ps.	158,667
Additions		—		75		—		71		146		1,051		371		131		94		1,647		1,793
Acquisitions from business combinations (see Note 4)		4,602		842		170		—		5,614		35		57		—		291		383		5,997
Changes in fair value of past acquisitions		—		272		—		—		272		—		—		—		—		—		272
Internal development		—		—		—		—		—		—		—		—		41		41		41
Transfer of completed development systems		—		—		—		—		—		904		(904)		—		—		—		—
Disposals		—		—		—		(2)		(2)		(43)		—		—		(146)		(189)		(191)
Philippines disposal		(3,882)		—		—		—		(3,882)		—		—		—		(596)		(596)		(4,478)
Effect of movements in										—										—		—
exchange rates		(5,005)		(4,108)		(656)		(349)		(10,118)		(343)		(38)		—		(311)		(692)		(10,810)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		57		57		57
Cost as of December 31, 2018	Ps.	87,617	Ps.	40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823	Ps.	8,707	Ps.	777	Ps.	1,768	Ps.	3,273	Ps.	14,525	Ps.	151,348

	Rights to Produce
	and Distribute						Other		Total		Technology								Total		Total
	Coca-Cola						Indefinite Lived		Unamortized		Costs and		Systems in						Amortized		Intangible
	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Development		Alcohol Licenses		Other		Intangible Assets		Assets
Cost as of January 1,2019	Ps.	87,617	Ps.	40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823	Ps.	8,707	Ps.	777	Ps.	1,768	Ps.	3,273	Ps.	14,525	Ps.	151,348
Additions		—		—		—		164		164		824		334		191		685		2,034		2,198
Acquisitions from business combinations (see Note 4)		—		6,542		469		—		7,011		759		—		—		12		771		7,782
Changes in fair value of past acquisitions		(2,887)		2,903		—		153		169		(6)		—		—		(185)		(191)		(22)
Transfer of completed development systems		—		—		—		—		—		412		(413)		—		1		—		—
Disposals		—		—		(48)		—		(48)		(580)		—		(130)		—		(710)		(758)
Effect of movements in exchange rates		(3,475)		(2,069)		(520)		(134)		(6,198)		(553)		(23)		—		(337)		(913)		(7,111)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		(6)		(6)		(6)
Cost as of December 31, 2019	Ps.	81,255	Ps.	47,906	Ps.	6,600	Ps.	2,160	Ps.	137,921	Ps.	9,563	Ps.	675	Ps.	1,829	Ps.	3,443	Ps.	15,510	Ps.	153,431

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total		Total
	Coca-Cola				Trademark		Lived		Unamortized		Costs and		Systems in		Alcohol				Amortized		Intangible
	Trademark Products		Goodwill		Rights		Intangible Assets		Intangible Assets		Management Systems		Development		Licenses		Other (1)		Intangible Assets		Assets
Cost as of January 1,2020	Ps.	81,255		47,906	Ps.	6,600	Ps.	2,160	Ps.	137,921	Ps.	9,563	Ps.	675	Ps.	1,829	Ps.	3,443	Ps.	15,510	Ps.	153,431
Additions		1		—		—		—		1		771		202		111		398		1,482		1,483
Acquisitions from business combinations (see Note 4)		—		12,080		2,101		—		14,181		26		—		—		8,597		8,623		22,804
Changes in the fair value of past acquisitions		—		(1,323)		347		(361)		(1,337)		—		—		—		1,268		1,268		(69)
Transfer of completed development systems		—		—		—		—		—		397		(399)		—		2		—		—
Disposals		—		(183)		(116)		(305)		(604)		(164)		(6)		(43)		(373)		(586)		(1,190)
Specialty's disposal		—		(1,194)		(215)		(11)		(1,420)		—		—		—		(5)		(5)		(1,426)
Effect of movements in exchange rates		(4,607)		(4,466)		(70)		(59)		(9,202)		276		(40)		—		(1,614)		(1,378)		(10,580)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		38		38		38
Cost as of December 31, 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,424	Ps.	139,540	Ps.	10,869	Ps.	432	Ps.	1,897	Ps.	11,754	Ps.	24,952	Ps.	164,492
(1)	Includes customer relationships related to the acquisition through the controlling interest in NW Synergy Holdings LLC disclosed in Note 4.

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total		Total
	Coca-Cola						Lived		Unamortized		Costs and		Systems in						Amortized		Intangible
Amortization and Impairment Losses	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Development		Alcohol Licenses		Other		Intangible Assets		Assets
Amortization as of January 1,2018	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(3,262)	Ps.	—	Ps.	(457)	Ps.	(855)	Ps.	(4,574)	Ps.	(4,574)
Amortization expense		—		—		—		—		—		(1,453)		—		(87)		(373)		(1,913)		(1,913)
Disposals		—		—		—		—		—		93		—		—		98		191		191
Philippines disposal		—		—		—		—		—		—		—		—		375		375		375
Effect of movements in exchange rates		—		—		—		—		—		236		—		—		(1)		235		235
Changes in value on the recognition of inflation effects		—		—		—		—		—		(51)		—		—		(1)		(52)		(52)
Amortization as of December 31, 2018	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(4,437)	Ps.	—	Ps.	(544)	Ps.	(757)	Ps.	(5,738)	Ps.	(5,738)
Amortization as of January 1,2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(4,437)	Ps.	—	Ps.	(544)	Ps.	(757)	Ps.	(5,738)	Ps.	(5,738)
Amortization expense		—		—		—		—		—		(1,351)		—		(123)		(337)		(1,811)		(1,811)
Disposals		—		—		—		—		—		445		—		30		—		475		475
Philippines disposal
Effect of movements in exchange rates		—		—		—		—		—		165		—		—		68		233		233
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		—		—		1		(28)		(28)
Amortization as of December 31, 2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,207)	Ps.	—	Ps.	(637)	Ps.	(1,025)	Ps.	(6,869)	Ps.	(6,869)
Amortization as of January 1,2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,207)	Ps.	—	Ps.	(637)	Ps.	(1,025)	Ps.	(6,869)	Ps.	(6,869)
Amortization expense		—		—		—		—		—		(1,536)		—		(97)		(832)		(2,465)		(2,465)
Disposals		—		—		—		—		—		129		—		—		50		179		179
Effect of movements in exchange rates		—		—		—		—		—		142		—		—		51		193		193
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		—		—		—		(29)		(29)
Amortization as of December 31, 2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,501)	Ps.	—	Ps.	(734)	Ps.	(1,756)	Ps.	(8,991)	Ps.	(8,991)

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total			Total
	Coca-Cola						Lived		Unamortized		Costs and		Systems in						Amortized			Intangible
Carrying Amount	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Development		Alcohol Licenses		Other		Intangible Assets			Assets
As of December 31, 2018	Ps.	87,617	Ps.	40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823	Ps.	4,270	Ps.	777	Ps.	1,224	Ps.	2,516	Ps.	8,787	Ps.	145,610
As of December 31, 2019	Ps.	81,255	Ps.	47,906	Ps.	6,600	Ps.	2,160	Ps.	137,921	Ps.	4,356	Ps.	675	Ps.	1,192	Ps.	2,418	Ps.	8,641	Ps.	146,562
As of December 31, 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,424	Ps.	139,540	Ps.	4,368	Ps.	432	Ps.	1,163	Ps.	9,998	Ps.	15,961	Ps.	155,501

Schedule of Allocation of Amortization Expenses

For the years ended 2020,  2019 and 2018, allocation for amortization expense is as follows:

	2020		2019		2018

Cost of goods sold	Ps.	288	Ps.	317	Ps.	399
Administrative expenses		1,412		953		858
Selling expenses		765		542		656
	Ps.	2,465	Ps.	1,812	Ps.	1,913

Summary of Average Remaining Period for Company's Intangible Assets Subject to Amortization	The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 10
Alcohol Licenses	10 - 12

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2020		December 31, 2019
Mexico	Ps.	56,352	Ps.	56,352
Guatemala		1,755		1,679
Nicaragua		433		420
Costa Rica		1,425		1,442
Panama		1,200		1,131
Colombia		4,414		4,367
Brazil		31,741		38,765
Argentina		312		306
Uruguay		2,450		2,626
Total	Ps.	100,082	Ps.	107,088

Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

			Expected Annual Long-	Expected Volume
			Term Inflation	Growth Rates
CGU	Pre-tax WACC	Post-tax WACC	2021‑2030	2021‑2030
Mexico	7.4%	5.3%	3.9%	2.0%
Colombia	11.0%	7.3%	2.8%	4.1%
Costa Rica	15.3%	10.8%	2.7%	4.3%
Guatemala	10.6%	8.3%	3.1%	6.8%
Nicaragua	20.6%	13.9%	3.7%	7.1%
Panama	8.8%	6.8%	1.5%	7.9%
Argentina	26.3%	20.4%	30.1%	3.9%
Brazil	9.1%	6.0%	3.0%	2.4%
Uruguay	9.9%	7.1%	7.8%	2.0%

The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

			Expected Annual Long-	Expected Volume
			Term Inflation	Growth Rates
CGU	Pre-tax WACC	Post-tax WACC	2020‑2029	2020‑2029
Mexico	7.3%	5.2%	3.5%	0.7%
Colombia	8.9%	6.2%	3.1%	4.0%
Costa Rica	13.8%	9.7%	2.2%	2.1%
Guatemala	9.1%	7.1%	4.0%	8.5%
Nicaragua	21.1%	12.4%	4.4%	3.0%
Panama	8.5%	6.6%	2.0%	5.4%
Argentina	21.6%	14.8%	39.2%	3.7%
Brazil	9.3%	5.6%	3.6%	2.0%
Uruguay	9.4%	6.8%	7.4%	2.0%

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

Change in Volume
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
Mexico	+0.4%	‑1.0%	Passes by 4.8x
Colombia	+0.4%	‑1.0%	Passes by 1x
Costa Rica	+1.1%	‑1.0%	Passes by 2.1x
Guatemala	+0.6%	‑1.0%	Passes by 29.7x
Nicaragua	+1.7%	‑1.0%	Passes by 1.1x
Panama	+0.3%	‑1.0%	Passes by 6.9x
Argentina	+3.0%	‑1.0%	Passes by 6.7x
Brazil	+0.6%	‑1.0%	Passes by 1.8x
Uruguay	+0.4%	‑1.0%	Passes by 2x

FEMSA Comercio - Health Division [member]
Statement [Line Items]
Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

			Expected Annual
			Long-Term Inflation	Expected Volume Growth
CGU	Pre-tax WACC	Post-tax WACC	2021‑2030	Rates 2021‑2030
South America	8.3%	5.8%	2.8%	0.2%
(FEMSA Comercio – Health Division)

The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

			Expected Annual	Expected Volume
		Post-tax	Long-Term Inflation	Growth Rates
CGU	Pre-tax WACC	WACC	2020‑2029	2020‑2029
South America	9.4%	6.6%	3.0%	0.3%
(FEMSA Comercio – Health Division)

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

Change in Sales
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
FEMSA Comercio – Health Division (South America)	+0.2%	‑0.5%	Passes by 1.34x
(1)	Compound Annual Growth Rate (“CAGR”).

Cash Generating Units [member]
Statement [Line Items]
Details of Key Assumptions by CGU for Impairment Test

			Expected Annual
			Long-Term Inflation	Expected Volume Growth
CGU	Pre-tax WACC	Post-tax WACC	2021‑2025	Rates 2021‑2025
United States	8.2%	6.0%	2.0%	1.7%
(Specialized Distribution)

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

Change in Sales
CGU	Growth CAGR (1)	Effect on Valuation
United States (Specialized Distribution)	‑0.5%	Passes by 1.25x
(1)	Compound Annual Growth Rate (“CAGR”).